Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.00%
Air Freight & Logistics–0.63%
Hub Group, Inc., Class A(b)	114,217	$5,733,122
Aluminum–0.77%
Kaiser Aluminum Corp.	130,166	6,975,596
Apparel Retail–0.48%
Foot Locker, Inc.	133,697	4,416,012
Application Software–5.96%
Bottomline Technologies (DE), Inc.(b)	311,682	13,140,513
Envestnet, Inc.(b)	96,993	7,483,980
j2 Global, Inc.(b)	210,231	14,552,190
Paylocity Holding Corp.(b)	37,431	6,042,112
Q2 Holdings, Inc.(b)	143,977	13,139,341
		54,358,136
Asset Management & Custody Banks–1.41%
Federated Hermes, Inc., Class B	201,837	4,341,514
Focus Financial Partners, Inc., Class A(b)	260,396	8,538,385
		12,879,899
Auto Parts & Equipment–3.00%
Dorman Products, Inc.(b)	142,901	12,915,392
Visteon Corp.(b)	208,491	14,431,747
		27,347,139
Automotive Retail–3.06%
AutoNation, Inc.(b)	353,283	18,699,269
Monro, Inc.	226,151	9,174,946
		27,874,215
Biotechnology–4.10%
ADC Therapeutics S.A. (Switzerland)(b)	76,829	2,534,589
Emergent BioSolutions, Inc.(b)	170,347	17,601,955
G1 Therapeutics, Inc.(b)	123,592	1,427,488
Twist Bioscience Corp.(b)	120,398	9,146,636
uniQure N.V. (Netherlands)(b)	94,409	3,477,083
Zai Lab Ltd., ADR (China)(b)	38,623	3,212,275
		37,400,026
Building Products–1.42%
Masonite International Corp.(b)	131,810	12,970,104
Construction & Engineering–1.14%
Comfort Systems USA, Inc.	102,566	5,283,175
Valmont Industries, Inc.	41,027	5,094,733
		10,377,908
Construction Materials–0.87%
Summit Materials, Inc., Class A(b)	480,832	7,952,961
Diversified Banks–0.94%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	383,376	8,541,617
Diversified Metals & Mining–1.29%
Compass Minerals International, Inc.	198,512	11,781,687
Shares		Value
Electrical Components & Equipment–1.62%
Atkore International Group, Inc.(b)	295,251	$6,711,055
EnerSys	120,754	8,105,009
		14,816,064
Environmental & Facilities Services–0.46%
US Ecology, Inc.(b)	128,036	4,182,936
Gas Utilities–3.59%
National Fuel Gas Co.	167,344	6,792,493
South Jersey Industries, Inc.	642,334	12,377,776
Suburban Propane Partners L.P.	833,029	13,561,712
		32,731,981
General Merchandise Stores–1.03%
Big Lots, Inc.	116,475	5,194,785
Ollie’s Bargain Outlet Holdings, Inc.(b)	47,522	4,151,047
		9,345,832
Health Care Equipment–4.95%
AtriCure, Inc.(b)	211,181	8,426,122
CryoPort, Inc.(b)	215,234	10,202,092
iRhythm Technologies, Inc.(b)	37,445	8,916,029
Tandem Diabetes Care, Inc.(b)	155,255	17,621,442
		45,165,685
Health Care Facilities–0.75%
Tenet Healthcare Corp.(b)	280,817	6,882,825
Health Care Services–4.44%
1Life Healthcare, Inc.(b)	130,209	3,692,727
Addus HomeCare Corp.(b)	147,091	13,901,570
LHC Group, Inc.(b)	107,751	22,903,553
		40,497,850
Health Care Supplies–0.37%
OraSure Technologies, Inc.(b)	274,851	3,344,937
Health Care Technology–1.50%
American Well Corp., Class A(b)	80,961	2,399,684
Inspire Medical Systems, Inc.(b)	87,652	11,311,491
		13,711,175
Homebuilding–1.62%
TopBuild Corp.(b)	86,519	14,767,928
Hotel & Resort REITs–0.93%
DiamondRock Hospitality Co.(b)	1,679,774	8,516,454
Household Products–1.03%
Energizer Holdings, Inc.	239,410	9,370,507
Human Resource & Employment Services–3.57%
ASGN, Inc.(b)	293,361	18,646,025
Korn Ferry	481,128	13,952,712
		32,598,737
Hypermarkets & Super Centers–2.39%
BJ’s Wholesale Club Holdings, Inc.(b)	525,331	21,827,503

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Industrial Machinery–4.92%
Chart Industries, Inc.(b)	134,010	$9,416,883
EnPro Industries, Inc.	157,528	8,886,155
Evoqua Water Technologies Corp.(b)	468,686	9,945,517
Rexnord Corp.	555,466	16,575,105
		44,823,660
Insurance Brokers–0.36%
Selectquote, Inc.(b)	164,142	3,323,876
Interactive Home Entertainment–0.88%
Zynga, Inc., Class A(b)	876,704	7,995,540
Investment Banking & Brokerage–1.17%
Stifel Financial Corp.	210,363	10,635,953
IT Consulting & Other Services–4.01%
CACI International, Inc., Class A(b)	59,385	12,658,506
KBR, Inc.	613,047	13,707,731
Perspecta, Inc.	525,455	10,220,100
		36,586,337
Leisure Facilities–0.31%
Cedar Fair L.P.(b)	99,672	2,797,793
Life Sciences Tools & Services–2.56%
Adaptive Biotechnologies Corp.(b)	124,116	6,035,761
NeoGenomics, Inc.(b)	229,256	8,457,254
Repligen Corp.(b)	59,978	8,849,154
		23,342,169
Multi-Utilities–0.94%
Avista Corp.	249,945	8,528,123
Office REITs–1.15%
Brandywine Realty Trust	1,011,936	10,463,418
Office Services & Supplies–1.22%
ACCO Brands Corp.	1,912,771	11,094,072
Oil & Gas Refining & Marketing–2.62%
Renewable Energy Group, Inc.(b)	447,698	23,916,027
Oil & Gas Storage & Transportation–0.40%
Noble Midstream Partners L.P.	503,702	3,687,099
Packaged Foods & Meats–1.00%
Simply Good Foods Co. (The)(b)	415,532	9,162,481
Paper Products–0.56%
Schweitzer-Mauduit International, Inc., Class A	168,944	5,134,208
Personal Products–0.93%
BellRing Brands, Inc., Class A(b)	408,694	8,476,314
Pharmaceuticals–1.33%
Axsome Therapeutics, Inc.(b)	47,092	3,355,305
Collegium Pharmaceutical, Inc.(b)	259,141	5,395,316
Intersect ENT, Inc.(b)	208,624	3,402,657
		12,153,278
Shares		Value
Property & Casualty Insurance–0.27%
ProSight Global, Inc.(b)	215,033	$2,438,474
Regional Banks–6.82%
BankUnited, Inc.	399,046	8,743,098
Berkshire Hills Bancorp, Inc.	348,036	3,518,644
Cathay General Bancorp	234,232	5,078,150
CIT Group, Inc.	279,383	4,947,873
First Horizon National Corp.	924,491	8,717,950
Heritage Financial Corp.	412,470	7,585,323
OceanFirst Financial Corp.	417,253	5,712,194
Pacific Premier Bancorp, Inc.	422,963	8,518,475
Signature Bank	45,247	3,755,048
Sterling Bancorp	532,345	5,600,269
		62,177,024
Restaurants–4.04%
Jack in the Box, Inc.(b)	161,592	12,815,862
Texas Roadhouse, Inc.(b)	221,555	13,468,328
Wendy’s Co. (The)	472,542	10,535,324
		36,819,514
Semiconductor Equipment–3.00%
Brooks Automation, Inc.	262,240	12,131,223
MKS Instruments, Inc.	139,210	15,205,908
		27,337,131
Semiconductors–1.73%
Semtech Corp.(b)	298,403	15,803,423
Specialized REITs–3.89%
EPR Properties(b)	322,541	8,869,878
Four Corners Property Trust, Inc.	656,636	16,803,315
National Storage Affiliates Trust	300,330	9,823,794
		35,496,987
Thrifts & Mortgage Finance–1.57%
WSFS Financial Corp.	530,979	14,320,504
Total Common Stocks & Other Equity Interests (Cost $833,141,536)		902,882,241
Money Market Funds–3.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	10,460,534	10,460,534
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	7,465,819	7,469,552
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	11,954,896	11,954,896
Total Money Market Funds (Cost $29,885,100)		29,884,982
TOTAL INVESTMENTS IN SECURITIES–102.28% (Cost $863,026,636)		932,767,223
OTHER ASSETS LESS LIABILITIES—(2.28)%		(20,765,404)
NET ASSETS–100.00%		$912,001,819
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,581,422	$230,917,271	$(223,038,159)	$-	$-	$10,460,534	$24,232
Invesco Liquid Assets Portfolio, Institutional Class	-	108,136,161	(100,664,351)	(118)	(2,140)	7,469,552	4,111
Invesco Treasury Portfolio, Institutional Class	-	173,017,857	(161,062,961)	-	-	11,954,896	2,301
Total	$2,581,422	$512,071,289	$(484,765,471)	$(118)	$(2,140)	$29,884,982	$30,644

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Main Street Small Cap Fund®